Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
April 30, 2022
AFCI-NPRT3-0622
1.800322.118
Common Stocks - 100.1%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	48,131	1,643,192
Automobiles - 12.1%
Automobile Manufacturers - 12.1%
Ferrari NV	9,779	2,051,047
Rivian Automotive, Inc. (b)	6,400	193,536
Tesla, Inc. (a)	63,800	55,554,488
		57,799,071
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	65,951	1,400,799
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	13,117	1,490,747
Food & Staples Retailing - 0.9%
Food Distributors - 0.9%
Performance Food Group Co. (a)	83,722	4,123,309
Hotels, Restaurants & Leisure - 19.4%
Casinos & Gaming - 3.4%
Caesars Entertainment, Inc. (a)	93,837	6,219,516
Churchill Downs, Inc.	38,309	7,774,428
Penn National Gaming, Inc. (a)	54,027	1,975,767
		15,969,711
Hotels, Resorts & Cruise Lines - 9.4%
Airbnb, Inc. Class A (a)	21,111	3,234,416
Booking Holdings, Inc. (a)	7,098	15,688,780
Hilton Worldwide Holdings, Inc.	76,893	11,940,714
Lindblad Expeditions Holdings (a)	96,959	1,484,442
Marriott International, Inc. Class A	70,120	12,447,702
		44,796,054
Leisure Facilities - 1.1%
Planet Fitness, Inc. (a)	39,126	3,131,254
Vail Resorts, Inc.	9,036	2,296,590
		5,427,844
Restaurants - 5.5%
ARAMARK Holdings Corp.	157,238	5,699,878
Brinker International, Inc. (a)	42,700	1,551,291
Chipotle Mexican Grill, Inc. (a)	4,358	6,343,548
Domino's Pizza, Inc.	11,158	3,771,404
Dutch Bros, Inc. (b)	33,522	1,601,346
McDonald's Corp.	12,309	3,066,910
Noodles & Co. (a)	188,513	1,050,017
Restaurant Brands International, Inc.	29,934	1,710,082
Ruth's Hospitality Group, Inc.	33,898	710,841
Wingstop, Inc.	9,600	880,896
		26,386,213
TOTAL HOTELS, RESTAURANTS & LEISURE		92,579,822
Household Durables - 1.8%
Home Furnishings - 0.4%
Tempur Sealy International, Inc.	64,471	1,747,809
Homebuilding - 1.4%
D.R. Horton, Inc.	46,408	3,229,533
Lennar Corp. Class A	45,439	3,475,629
		6,705,162
TOTAL HOUSEHOLD DURABLES		8,452,971
Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	1,190	2,715,806
Internet & Direct Marketing Retail - 22.4%
Internet & Direct Marketing Retail - 22.4%
Amazon.com, Inc. (a)	39,850	99,052,357
eBay, Inc.	109,230	5,671,222
Farfetch Ltd. Class A (a)	41,091	460,219
Global-e Online Ltd. (a)	36,027	812,049
Wayfair LLC Class A (a)	6,719	516,960
		106,512,807
Multiline Retail - 5.5%
Department Stores - 0.4%
Kohl's Corp.	29,512	1,708,155
Nordstrom, Inc.	153	3,932
		1,712,087
General Merchandise Stores - 5.1%
Dollar General Corp.	35,893	8,525,664
Dollar Tree, Inc. (a)	41,065	6,671,009
Ollie's Bargain Outlet Holdings, Inc. (a)	63,243	3,038,826
Target Corp.	26,492	6,057,396
		24,292,895
TOTAL MULTILINE RETAIL		26,004,982
Road & Rail - 0.3%
Trucking - 0.3%
Lyft, Inc. (a)	51,752	1,687,115
Specialty Retail - 20.3%
Apparel Retail - 7.6%
American Eagle Outfitters, Inc. (b)	247,100	3,733,681
Aritzia, Inc. (a)	39,500	1,406,706
Burlington Stores, Inc. (a)	47,425	9,653,833
Ross Stores, Inc.	62,957	6,281,220
TJX Companies, Inc.	201,148	12,326,349
Victoria's Secret & Co. (a)	60,555	2,853,352
		36,255,141
Automotive Retail - 0.2%
Carvana Co. Class A (a)	15,656	907,422
Home Improvement Retail - 10.1%
Floor & Decor Holdings, Inc. Class A (a)	68,788	5,483,779
Lowe's Companies, Inc.	106,183	20,995,565
The Home Depot, Inc.	72,888	21,895,555
		48,374,899
Specialty Stores - 2.4%
Bath & Body Works, Inc.	40,920	2,164,259
Dick's Sporting Goods, Inc. (b)	26,100	2,516,562
Five Below, Inc. (a)	36,381	5,715,455
Sally Beauty Holdings, Inc. (a)	58,700	887,544
		11,283,820
TOTAL SPECIALTY RETAIL		96,821,282
Textiles, Apparel & Luxury Goods - 15.9%
Apparel, Accessories & Luxury Goods - 9.7%
adidas AG	8,017	1,616,702
Canada Goose Holdings, Inc. (a)	15,566	339,274
Capri Holdings Ltd. (a)	357,779	17,066,058
Kontoor Brands, Inc.	5,556	220,740
Levi Strauss & Co. Class A (b)	54,107	979,878
lululemon athletica, Inc. (a)	16,070	5,698,904
LVMH Moet Hennessy Louis Vuitton SE	3,560	2,303,802
PVH Corp.	98,296	7,153,983
Ralph Lauren Corp.	15,824	1,651,076
Tapestry, Inc.	274,723	9,043,881
		46,074,298
Footwear - 6.2%
Crocs, Inc. (a)	15,207	1,010,201
Deckers Outdoor Corp. (a)	24,427	6,491,475
NIKE, Inc. Class B	167,354	20,869,044
On Holding AG	19,400	484,418
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	19,500	746,850
		29,601,988
TOTAL TEXTILES, APPAREL & LUXURY GOODS		75,676,286
TOTAL COMMON STOCKS (Cost $304,330,628)		476,908,189

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c)	264,661	264,714
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	7,082,992	7,083,700
TOTAL MONEY MARKET FUNDS (Cost $7,348,414)		7,348,414

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $311,679,042)	484,256,603
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(7,968,335)
NET ASSETS - 100.0%	476,288,268

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	-	30,726,272	30,461,558	422	-	-	264,714	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	13,937,765	67,202,035	74,056,100	45,800	-	-	7,083,700	0.0%
Total	13,937,765	97,928,307	104,517,658	46,222	-	-	7,348,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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